Quarterly Financial Information (unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (unaudited)

Note 16—Quarterly Financial Information (unaudited)

Summarized quarterly financial data for the years ended December 31, 2014 and 2013 are presented in the following table. In the following table, the sum of basic and diluted “Earnings (Loss) per common share” for the four quarters may differ from the annual amounts due to the required method of computing weighted average number of shares in the respective periods. Additionally, due to the effect of rounding, the sum of the individual quarterly earnings (loss) per share amounts may not equal the calculated year earnings (loss) per share amount (in thousands, except per share data).

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 13, 2014
Total operating revenues	24,788	26,955	35,702	50,371
Total operating expenses	25,992	34,166	60,806	101,026
Operating loss	(1,204)	(7,211)	(25,104)	(50,655)
Net loss	(18,451)	(112,648)	(19,054)	(33,023)
Loss per common share:
Basic and diluted	$(0.15)	$(0.84)	$(0.12)	$(0.21)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 13, 2013
Total operating revenues	288	570	4,510	7,567
Total operating expenses	2,052	5,766	10,055	17,753
Operating loss	(1,764)	(5,196)	(5,545)	(10,186)
Net loss	(1,759)	(5,740)	(16,484)	(19,558)
Loss per common share:
Basic and diluted.	$(0.10)	$(0.10)	$(0.14)	$(0.16)